LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Schedule of Earnings Per Share Reconciliation [Table Text Block]
The following is a reconciliation of the basic and diluted loss per share computation for the years ended December 31, 2016, 2015, and 2014:

	Year ended
	December 31,
	2016	2015	2014
Basic loss per share
Net loss available to the company’s common shareholders	$(10,121,775)	$(10,223,130)	$(24,298,114)
Weighted average shares outstanding - Basic	10,422,765	5,862,647	5,510,076
Loss per share - Basic	$(0.97)	$(1.74)	$(4.41)

Diluted loss per share
Net loss available to the company’s common shareholders	$(10,121,775)	$(10,223,130)	$(24,298,114)
Weighted average shares outstanding - Basic	10,422,765	5,862,647	5,510,076
Options and warrants	6,186	33,887	87,093
Weighted shares outstanding - Diluted	10,428,951	5,896,534	5,597,169
Loss per share - Diluted	$(0.97)	$(1.73)	$(4.34)